Segment data - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total assets	¥ 52,680,436	¥ 51,936,949	¥ 50,308,249
Corporate
Segment Reporting Information [Line Items]
Total assets	¥ 8,630,468	¥ 9,329,020	¥ 9,386,399